Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	23.47%	(36.68%)	(7.68%)
Effect of tax rate in different jurisdiction	(15.88%)	(0.52%)	0.42%
Tax incentives relating to research and development expenditure	(17.00%)	5.62%	5.30%
Other non-deductible expenses	0.60%	(1.59%)	(0.25%)
Changes in valuation allowance	(38.63%)	4.87%	(23.61%)
Effective income tax rate	(22.44%)	(3.30%)	(0.82%)